Report of Independent Registered Public Accounting
Firm
To the Shareholders and Board of Trustees
KraneShares Trust:
In planning and performing our audits of the financial statements of KraneShares Trust, comprised of the funds listed in the Appendix (the Funds), as of and for the year or period ended March 31, 2019, in accordance with the standards of the Public
Company Accounting Oversight Board (United States), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A companys
internal control over financial reporting is a
process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with generally accepted
accounting principles (GAAP). A companys internal
control over financial reporting includes those
policies and procedures that (1) pertain to the
maintenance of records that, in reasonable detail,
accurately and fairly reflect the transactions and
dispositions of the assets of the company; (2)
provide reasonable assurance that transactions are
recorded as necessary to permit preparation of
financial statements in accordance with GAAP, and
that receipts and expenditures of the company are
being made only in accordance with authorizations of
management and trustees of the company; and (3)
provide reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use or
disposition of a companys assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent or
detect misstatements. Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or that
the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees, in
the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or combination of deficiencies, in internal control
over financial reporting, such that there is a
reasonable possibility that a material misstatement
of the Funds annual or interim financial statements
will not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States). However,
we noted no deficiencies in the Funds internal
control over financial reporting and its operation,
including controls over safeguarding securities that
we consider to be a material weakness as defined
above as of March 31, 2019.
This report is intended solely for the information
and use of management and the Board of Trustees of
KraneShares Trust and the Securities and Exchange
Commission and is not intended to be and should not
be used by anyone other than these specified
parties.
/s/ KPMG LLP
Philadelphia, Pennsylvania
May 30, 2019


Appendix
For the year ended March 31, 2019:
KraneShares CICC China Leaders 100 Index ETF
(formerly, KraneShares Zacks New China ETF)
KraneShares CSI China Internet ETF
KraneShares Bosera MSCI China A Share ETF
KraneShares E Fund China Commercial Paper ETF
KraneShares MSCI All China Index ETF (formerly,
KraneShares FTSE Emerging Markets Plus ETF)
KraneShares MSCI One Belt One Road Index ETF
KraneShares MSCI China Environment Index ETF
KraneShares Emerging Markets Consumer Technology
Index ETF
KraneShares Electric Vehicles and Future Mobility
Index ETF
KraneShares MSCI All China Health Care Index ETF

For the period from June 26, 2018 (commencement of operations) through March 31, 2019:
KraneShares CCBS China Corporate High Yield Bond USD
Index ETF

For the period from August 29, 2018 (commencement of operations) through March 31, 2019:
KraneShares Emerging Markets Healthcare Index ETF